Note 11 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	21,948	10.16
Granted	15,444	5.84
Vested	(14,108)	11.01
Non-vested on December 31, 2019	23,284	6.77